Authorised and issued share capital - Weighted Average Fair Value of Options Granted and Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Weighted average assumptions:
Expected life (months)	48 months	48 months	48 months
Expected volatility	17.00%	16.00%	17.00%
Dividend yield	2.90%	2.80%	2.80%
United Kingdom [member]
Weighted average assumptions:
Risk-free interest rate	0.57%	0.44%	1.04%
United Kingdom [member] | Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | £	£ 1.12	£ 1.35	£ 1.44
United States [member]
Weighted average assumptions:
Risk-free interest rate	2.05%	1.60%	1.45%
United States [member] | American depository receipts [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | $				$ 9.40	$ 9.94	$ 11.34